Financial Assets Measured at Fair Value through Profit and Loss - Schedule of Financial Assets Measured at Fair Value Through Profit and Loss (Details) - Financial assets at fair value through profit or loss, category [member] - MYR (RM)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets Measured at Fair Value Through Profit and Loss [Line Items]
At beginning of year		RM 16,283
Disposal		(1,785)
Changes in fair value		(14,498)
Currency realignment
At end of year